Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) income	$ (10,456,870)	$ 6,644,465
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Acquired in-process research and development	3,087,832	0
Fair value of warrants for services provided	371,895	0
Share-based compensation expense	511,079	219,245
Non-cash interest expense	46,315	661,224
Change in fair value of convertible promissory notes	(9,317)	(9,877,857)
Gain on extinguishment of debt	(125,577)	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,611,492)	4,332
Accounts payable	(866,007)	556,270
Accrued expenses and other current liabilities	252,655	757,701
Cash used in operating activities	(8,799,487)	(1,034,620)
Cash flows from investing activities:
Acquired in-process research and development	(250,000)	0
Cash used in investing activities	(250,000)	0
Cash flows from financing activities:
Proceeds from the issuance of convertible bridge notes	0	25,000
Proceeds from the issuance of note payable	0	124,054
Proceeds from the sale of common stock in initial public offering, net	24,428,626	0
Proceeds from the sale of common stock in private placement, net	28,982,575	0
Cash provided by financing activities	58,394,036	1,149,054
Net increase in cash, cash equivalents and restricted cash	49,344,549	114,434
Cash and cash equivalents at beginning of period	341,037	226,603
Cash and cash equivalents at end of period	49,685,586	341,037
Supplemental disclosure of non-cash financing activities:
Issuance of warrants in conjunction with Series A preferred stock and placement agent fees	309,390	78,967
Issuance of warrants in conjunction with Series A preferred stock and placement agent fees	2,837,832	0
Unpaid offering costs in accounts payable	102,071	117,631
Change in fair value of redeemable common stock to redemption value	53,330	97,000
Conversion of preferred stock and redeemable common stock upon initial public offering	21,064,623	0
Demand Notes to Convertible Promissory Notes
Supplemental disclosure of non-cash financing activities:
Conversion of convertible promissory notes	5,866,290	0
Bridge Notes to Series A Preferred Stock
Supplemental disclosure of non-cash financing activities:
Conversion of convertible promissory notes	0	529,902
Convertible Promissory Notes To Series Seed Preferred Stock
Supplemental disclosure of non-cash financing activities:
Conversion of convertible promissory notes	0	6,291,288
Series Seed Preferred Stock
Cash flows from financing activities:
Proceeds from the sale of preferred stock	4,982,835	950,000
Series A Preferred Stock
Cash flows from financing activities:
Proceeds from the sale of preferred stock	$ 0	$ 50,000